Morgan Stanley Institutional Fund Trust

Supplement dated November 30, 2023 to the Combined Proxy Statement and Prospectus and Statement of Additional Information, each dated November 1, 2023

522 Fifth Avenue
New York, NY 10036

Important Notice Regarding Change in Investment Policy

The above referenced combined Proxy Statement and Prospectus filed pursuant to Form N-14 under the Securities Act of 1933, as amended, relates to the Joint Special Meeting of Shareholders of each of Core Plus Fixed Income Portfolio and Short Duration Municipal Income Portfolio (formerly, Ultra-Short Municipal Income Portfolio) (each, an "Acquired Fund"), each a series of Morgan Stanley Institutional Fund Trust ("Acquired Fund Trust") that operates as an open-end mutual fund, to be held on December 15, 2023 at 9:00 a.m., Eastern time, and any adjournments or postponements thereof (the "Meeting"). The Meeting will be held at 1585 Broadway, 27th Floor, Room B, New York, NY 10036.

The Meeting is being held to consider and vote upon the proposed reorganizations of each Acquired Fund into the corresponding acquiring fund identified below:

Acquired Fund	Corresponding Acquiring Fund
Core Plus Fixed Income Portfolio	Eaton Vance Total Return Bond ETF
Short Duration Municipal Income Portfolio	Eaton Vance Short Duration Municipal Income ETF

This supplement to the combined Proxy Statement and Prospectus and the related Statement of Additional Information (the "Supplement") should be read in conjunction with the combined Proxy Statement and Prospectus and Statement of Additional Information. The combined Proxy Statement and Prospectus continues to be in full force and effect and the Acquired Funds continue to seek the vote of their shareholders for the proposed reorganizations to be voted on at the Meeting. This Supplement is being filed to clarify the Eaton Vance Short Duration Municipal Income ETF's 80% investment policy as disclosed in the combined Proxy Statement and Prospectus and Statement of Additional Information. Accordingly, all references to the Eaton Vance Short Duration Municipal Income ETF's 80% investment policy included in the combined Proxy Statement and Prospectus and Statement of Additional Information are hereby revised consistent with the following (additions noted in bold and underline):

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities, the interest on which is exempt from regular federal income tax.

In addition, effective December 1, 2023, all references to 522 Fifth Avenue, New York, New York 10036 as the principal office and address of Morgan Stanley Investment Management Inc., Morgan Stanley Morgan Stanley Distribution, Inc, Acquired Fund Trust and/or Morgan Stanley ETF Trust in the combined Proxy Statement and Prospectus and Statement of Additional Information are hereby deleted and replaced with the following: 1585 Broadway, New York, New York 10036.

In connection with the Reorganization discussed herein, the combined Proxy Statement and Prospectus has been included in a registration statement on Form N-14 that has been filed with the Securities and Exchange Commission (the "SEC"). Investors are urged to read the materials and any other relevant documents because they contain important information about the Reorganization. Free copies of the materials are available on the SEC's web site at www.sec.gov. You may also request a free copy of the effective materials without charge by writing to the Funds at 1585 Broadway, New York, New York 10036, or by calling toll-free 1 (800) 869-6397.

This communication is not a solicitation of proxy. This communication is for informational purposes only and does not constitute an offer of any securities for sale. No offer of securities will be made except pursuant to a prospectus meeting the requirements of Section 10 of the Securities Act of 1933, as amended. Investors should consider the investment objectives, risks, fees and expenses of the Funds carefully.

Please retain this supplement for future reference.